Shareholder Fees {- Fidelity® New York AMT Tax-Free Money Market Fund}	Apr. 01, 2021 USD ($)
01.31 Fidelity New York Municipal Money Market Funds Retail Combo PRO-09 | Fidelity® New York AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none